Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000038983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 11,631	$ 11,631	$ 11,631	$ 11,222	$ 11,455	$ 12,379	$ 11,069	$ 11,602	$ 11,138	$ 10,683	$ 10,491	$ 9,748
Average Annual Return, Percent	(0.76%)	(0.82%)	1.52%
C000038983 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.64%	0.05%	1.96%
C000038984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 11,438	$ 11,438	$ 11,438	11,026	11,255	12,267	11,044	11,673	11,291	10,904	10,790	10,103
Average Annual Return, Percent	1.84%	(0.71%)	1.34%
C000038984 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.84%	(0.71%)	1.34%
C000199785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 12,481	$ 12,481	$ 12,481	12,008	12,210	13,168	11,733	12,272	11,746	11,231	11,006	10,213
Average Annual Return, Percent	3.94%	0.34%	2.24%
C000011339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 12,334	$ 12,334	$ 12,334	11,873	12,103	13,060	11,662	12,214	11,707	11,204	10,987	10,194
Average Annual Return, Percent	3.88%	0.20%	2.12%
C000011342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,425	$ 12,425	$ 12,425	11,964	12,176	13,141	11,715	12,261	11,743	11,231	11,006	10,213
Average Annual Return, Percent	3.85%	0.27%	2.19%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	$ 12,488	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318
Average Annual Return, Percent	2.67%	0.93%	2.25%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	3.92%	1.31%
New Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	New Customized Reference Benchmark
Average Annual Return, Percent	3.76%	1.26%